Reserves for unpaid losses and loss adjustment expenses - Claim Development (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other property
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	$ 1,605.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	1,175.5
All outstanding liabilities before 2008, net of reinsurance	2.6
Liabilities for loss and loss adjustment expenses, net of reinsurance	432.6
Other property | Accident Year, 2008
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	171.7	$ 172.4	$ 173.1	$ 172.8	$ 173.6	$ 173.5	$ 173.6	$ 179.6	$ 202.3	$ 199.9
Total IBNR liabilities plus expected development on reported claims	0.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	170.5	170.5	170.5	170.5	170.0	165.9	157.1	143.0	111.4	39.1
Other property | Accident Year, 2009
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	91.9	93.7	94.9	92.1	93.2	93.3	97.3	107.7	117.3
Total IBNR liabilities plus expected development on reported claims	0.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	91.6	91.6	90.9	91.1	90.0	85.8	79.1	59.9	22.6
Other property | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	137.1	138.8	139.6	140.6	145.6	144.7	153.4	156.0
Total IBNR liabilities plus expected development on reported claims	1.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	132.4	132.3	131.8	129.6	124.5	116.6	89.4	31.0
Other property | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	131.0	130.9	130.3	132.3	140.3	149.8	162.3
Total IBNR liabilities plus expected development on reported claims	0.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	129.6	126.9	124.4	118.3	105.2	81.0	27.4
Other property | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	135.9	137.9	142.7	147.3	152.4	166.3
Total IBNR liabilities plus expected development on reported claims	2.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	127.1	121.7	118.3	109.9	86.7	20.5
Other property | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	120.6	120.7	124.5	135.7	139.7
Total IBNR liabilities plus expected development on reported claims	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	109.4	105.7	99.0	73.7	28.0
Other property | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	126.6	126.1	129.1	126.7
Total IBNR liabilities plus expected development on reported claims	2.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	107.5	98.7	71.2	19.4
Other property | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	139.1	137.0	145.4
Total IBNR liabilities plus expected development on reported claims	2.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	117.5	95.3	31.5
Other property | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	212.8	193.3
Total IBNR liabilities plus expected development on reported claims	15.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	130.6	32.1
Other property | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	338.8
Total IBNR liabilities plus expected development on reported claims	156.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	59.3
Property Catastrophe Excess
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	735.8
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	582.6
All outstanding liabilities before 2008, net of reinsurance	8.2
Liabilities for loss and loss adjustment expenses, net of reinsurance	161.4
Property Catastrophe Excess | Accident Year, 2008
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	77.2	77.2	77.1	77.2	81.5	81.6	82.9	79.1	82.2	80.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	77.2	77.1	77.1	77.0	76.8	76.7	73.4	65.7	54.9	25.1
Property Catastrophe Excess | Accident Year, 2009
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	47.9	47.8	47.8	48.1	48.8	49.7	50.7	52.1	51.2
Total IBNR liabilities plus expected development on reported claims	(0.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	45.8	45.8	45.6	45.5	45.2	44.1	41.1	32.4	7.4
Property Catastrophe Excess | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	122.7	123.3	123.8	124.7	132.1	133.0	135.6	137.8
Total IBNR liabilities plus expected development on reported claims	(0.2)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	119.2	119.3	115.4	112.9	109.4	104.2	91.4	50.1
Property Catastrophe Excess | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	117.3	117.4	118.2	121.8	143.6	154.2	149.1
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	117.3	116.4	115.9	115.5	96.3	54.6	15.9
Property Catastrophe Excess | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	46.8	51.7	51.2	53.2	59.8	71.5
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	43.9	42.0	41.1	36.4	26.7	2.8
Property Catastrophe Excess | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	80.5	81.4	81.9	85.2	78.5
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	71.6	70.2	65.0	51.6	11.7
Property Catastrophe Excess | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	58.0	58.1	61.1	59.5
Total IBNR liabilities plus expected development on reported claims	0.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	50.4	44.5	38.0	9.9
Property Catastrophe Excess | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	29.0	31.4	29.0
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	17.9	9.9	1.8
Property Catastrophe Excess | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	49.0	51.2
Total IBNR liabilities plus expected development on reported claims	3.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	26.0	10.4
Property Catastrophe Excess | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	107.4
Total IBNR liabilities plus expected development on reported claims	46.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	13.3
Agriculture
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	228.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	183.5
All outstanding liabilities before 2008, net of reinsurance	0.6
Liabilities for loss and loss adjustment expenses, net of reinsurance	45.6
Agriculture | Accident Year, 2008
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	26.2	(26.2)	26.2	26.3	26.3	25.8	25.8	25.8	26.0	21.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	26.2	26.2	26.2	26.3	26.4	25.8	25.8	25.8	25.3	1.8
Agriculture | Accident Year, 2009
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	8.5	8.5	8.5	8.5	8.5	8.7	8.7	9.9	11.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.5	8.5	8.5	8.5	8.4	8.6	8.6	9.0	2.2
Agriculture | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	10.8	10.8	10.8	10.8	10.8	11.0	10.9	12.9
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	10.7	10.8	10.7	10.7	10.7	10.9	10.7	0.5
Agriculture | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	21.7	21.7	21.7	21.8	21.8	21.6	21.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	21.7	21.7	21.7	21.7	21.7	21.4	1.1
Agriculture | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	47.0	47.0	45.7	45.8	45.8	41.0
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	47.0	47.0	45.6	45.7	45.4	19.0
Agriculture | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	13.0	13.2	13.1	11.0	9.2
Total IBNR liabilities plus expected development on reported claims	(0.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	13.0	13.2	12.9	10.8	7.1
Agriculture | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	8.9	8.4	8.2	9.7
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.8	8.8	8.1	6.5
Agriculture | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9.6	9.2	7.1
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.2	8.1	1.5
Agriculture | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	31.5	34.1
Total IBNR liabilities plus expected development on reported claims	2.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	28.8	10.2
Agriculture | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	51.3
Total IBNR liabilities plus expected development on reported claims	33.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.6
Accident & Health
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,368.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	1,216.2
All outstanding liabilities before 2008, net of reinsurance	3.9
Liabilities for loss and loss adjustment expenses, net of reinsurance	155.8
Accident & Health | Accident Year, 2008
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	79.8	79.9	79.8	79.8	79.9	80.0	80.7	84.1	86.6	76.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	79.7	79.7	79.6	79.6	79.5	78.3	77.1	74.2	65.7	30.9
Accident & Health | Accident Year, 2009
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	79.1	79.2	79.1	79.1	79.1	79.3	81.5	84.4	86.6
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	79.1	79.1	78.9	78.9	78.8	77.9	76.4	67.9	27.7
Accident & Health | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	122.6	122.7	122.7	122.7	123.0	123.8	126.2	118.7
Total IBNR liabilities plus expected development on reported claims	(0.2)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	122.5	122.5	122.4	122.3	122.0	119.8	102.7	53.3
Accident & Health | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	172.2	172.3	172.3	172.4	173.0	177.4	161.6
Total IBNR liabilities plus expected development on reported claims	(0.6)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	172.0	172.1	171.9	171.5	166.5	139.6	71.4
Accident & Health | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	147.7	147.8	148.1	148.8	161.1	164.3
Total IBNR liabilities plus expected development on reported claims	(0.7)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	147.6	147.6	147.4	147.0	137.0	72.5
Accident & Health | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	118.6	119.2	119.8	124.3	126.5
Total IBNR liabilities plus expected development on reported claims	0.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	117.7	116.4	115.0	104.5	54.7
Accident & Health | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	131.0	131.1	132.7	131.6
Total IBNR liabilities plus expected development on reported claims	2.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	127.0	125.3	111.7	59.5
Accident & Health | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	146.7	150.2	154.4
Total IBNR liabilities plus expected development on reported claims	2.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	142.3	130.8	76.0
Accident & Health | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	191.6	177.2
Total IBNR liabilities plus expected development on reported claims	16.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	131.7	98.5
Accident & Health | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	178.8
Total IBNR liabilities plus expected development on reported claims	62.8
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	96.6
Aviation & Space
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	348.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	281.1
All outstanding liabilities before 2008, net of reinsurance	26.4
Liabilities for loss and loss adjustment expenses, net of reinsurance	93.8
Aviation & Space | Accident Year, 2008
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	33.4	33.5	33.6	34.1	34.7	35.0	34.1	33.4	30.4	19.0
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	33.4	33.1	31.5	31.3	30.1	27.8	25.3	18.4	10.7	5.7
Aviation & Space | Accident Year, 2009
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	32.3	32.2	34.6	35.5	35.6	37.3	35.4	34.1	30.9
Total IBNR liabilities plus expected development on reported claims	(0.5)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	32.3	31.4	31.9	28.8	27.8	26.6	21.6	16.6	7.9
Aviation & Space | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	42.0	42.5	42.7	43.6	45.1	47.6	47.9	42.7
Total IBNR liabilities plus expected development on reported claims	(1.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	40.4	40.2	39.3	38.2	36.6	31.9	22.3	12.0
Aviation & Space | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	35.9	34.7	34.8	36.1	38.1	42.5	47.0
Total IBNR liabilities plus expected development on reported claims	(1.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	35.0	34.2	32.9	31.7	28.7	22.8	10.2
Aviation & Space | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	29.7	28.6	28.4	30.3	34.4	35.7
Total IBNR liabilities plus expected development on reported claims	(1.0)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	28.4	27.4	24.7	22.7	18.5	7.6
Aviation & Space | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	33.2	32.3	33.6	36.6	40.7
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	28.7	26.9	24.2	20.0	13.6
Aviation & Space | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	34.6	35.4	38.6	36.0
Total IBNR liabilities plus expected development on reported claims	4.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	26.5	23.9	18.1	8.1
Aviation & Space | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	40.3	36.2	39.8
Total IBNR liabilities plus expected development on reported claims	2.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	27.4	21.4	10.6
Aviation & Space | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	32.9	32.4
Total IBNR liabilities plus expected development on reported claims	4.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	19.9	7.9
Aviation & Space | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	34.2
Total IBNR liabilities plus expected development on reported claims	14.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.1
Trade credit
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	198.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	166.8
All outstanding liabilities before 2008, net of reinsurance	7.5
Liabilities for loss and loss adjustment expenses, net of reinsurance	39.2
Trade credit | Accident Year, 2008
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	14.9	14.8	14.8	15.0	14.8	15.3	15.4	15.4	14.3	9.5
Total IBNR liabilities plus expected development on reported claims	(0.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	14.9	14.8	14.8	14.7	14.5	14.5	14.1	13.3	7.5	2.6
Trade credit | Accident Year, 2009
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9.3	9.2	9.3	9.4	9.4	9.6	9.8	10.0	9.4
Total IBNR liabilities plus expected development on reported claims	(0.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.3	9.3	9.3	9.2	9.1	9.0	8.7	7.8	3.4
Trade credit | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	10.1	10.0	10.0	10.2	10.1	9.9	12.8	14.7
Total IBNR liabilities plus expected development on reported claims	(0.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.7	9.7	9.4	9.3	8.9	8.0	5.4	1.8
Trade credit | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	27.4	27.5	28.1	28.1	28.4	30.1	30.3
Total IBNR liabilities plus expected development on reported claims	(0.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	26.6	26.8	26.5	25.5	24.3	18.0	6.7
Trade credit | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	32.9	32.9	33.3	33.1	35.0	35.8
Total IBNR liabilities plus expected development on reported claims	(1.2)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	32.9	33.1	32.7	31.9	27.6	15.3
Trade credit | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	28.6	28.0	28.2	29.2	30.7
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	25.2	24.8	23.6	20.5	12.0
Trade credit | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	22.2	24.3	23.5	23.6
Total IBNR liabilities plus expected development on reported claims	1.8
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	19.7	18.3	14.1	8.1
Trade credit | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	19.8	20.4	20.9
Total IBNR liabilities plus expected development on reported claims	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	16.2	12.6	4.7
Trade credit | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	13.6	16.0
Total IBNR liabilities plus expected development on reported claims	2.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.2	4.7
Trade credit | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	19.7
Total IBNR liabilities plus expected development on reported claims	10.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	3.1
Marine
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	305.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	236.6
All outstanding liabilities before 2008, net of reinsurance	10.8
Liabilities for loss and loss adjustment expenses, net of reinsurance	79.9
Marine | Accident Year, 2008
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	46.9	47.1	47.8	47.8	48.2	49.9	50.9	56.0	52.5	46.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	46.2	45.9	45.8	45.4	45.1	43.3	41.4	37.8	26.0	11.5
Marine | Accident Year, 2009
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	23.9	23.6	24.0	23.9	23.9	24.3	24.6	25.7	27.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	23.3	23.3	23.1	22.9	22.0	20.1	17.7	12.6	3.6
Marine | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	30.8	31.1	32.4	32.8	32.7	33.0	35.5	32.7
Total IBNR liabilities plus expected development on reported claims	0.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	28.8	27.8	27.0	21.6	19.8	17.4	12.4	5.1
Marine | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	32.0	31.8	32.5	31.5	30.9	33.3	37.3
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	29.5	29.0	28.2	25.4	21.9	14.6	4.4
Marine | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	37.1	38.2	37.8	36.4	33.8	27.7
Total IBNR liabilities plus expected development on reported claims	0.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	31.3	29.4	27.3	24.4	14.9	5.3
Marine | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18.4	18.6	19.7	20.9	23.8
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	14.7	14.3	12.8	9.5	2.9
Marine | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18.6	19.9	21.9	23.7
Total IBNR liabilities plus expected development on reported claims	0.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	15.3	14.0	10.4	4.2
Marine | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	30.2	32.5	30.2
Total IBNR liabilities plus expected development on reported claims	0.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	22.4	12.0	4.4
Marine | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	29.7	28.7
Total IBNR liabilities plus expected development on reported claims	5.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	17.7	6.9
Marine | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	38.1
Total IBNR liabilities plus expected development on reported claims	20.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	7.4
Contingency
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	75.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	64.3
Liabilities for loss and loss adjustment expenses, net of reinsurance	11.6
Contingency | Accident Year, 2008
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	3.7	3.7	3.7	3.8	3.8	3.8	3.8	3.7	4.3	3.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	3.7	3.6	3.7	3.6	3.6	3.6	3.6	3.5	3.3	2.1
Contingency | Accident Year, 2009
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	6.4	6.3	6.3	6.3	6.3	6.3	6.3	6.4	6.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	6.4	6.3	6.3	6.2	6.2	6.2	6.2	5.9	4.9
Contingency | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	4.2	4.2	4.2	4.4	4.6	4.7	6.1	5.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	4.2	4.2	4.2	4.0	3.6	3.6	3.5	1.9
Contingency | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	6.8	6.8	6.8	6.7	6.8	7.3	8.0
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	6.7	6.7	6.7	6.6	6.7	5.9	2.1
Contingency | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	8.3	8.5	8.7	8.9	8.8	9.9
Total IBNR liabilities plus expected development on reported claims	(0.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.3	8.5	8.7	8.7	7.4	5.5
Contingency | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	3.6	3.6	3.6	4.3	5.5
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	3.3	3.3	3.3	3.1	1.9
Contingency | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	4.8	5.3	7.1	4.2
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	4.6	4.5	3.7	1.7
Contingency | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9.2	9.8	10.1
Total IBNR liabilities plus expected development on reported claims	0.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	7.9	7.3	2.9
Contingency | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	19.0	18.6
Total IBNR liabilities plus expected development on reported claims	1.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	16.1	12.6
Contingency | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9.9
Total IBNR liabilities plus expected development on reported claims	4.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	3.1
Casualty
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	15.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	4.6
All outstanding liabilities before 2008, net of reinsurance	4.7
Liabilities for loss and loss adjustment expenses, net of reinsurance	15.5
Casualty | Accident Year, 2008
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	2.3	2.3	2.4	2.4	2.6	2.6	2.3	2.4	2.6	2.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	2.3	2.3	2.3	2.1	1.9	1.8	1.5	1.5	1.4	1.2
Casualty | Accident Year, 2009
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.3	0.4	0.5	0.6	0.7	0.8	0.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.2	0.1	0.1	0.1	0.1	0.1	0.1
Casualty | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.6	0.6	0.9	1.1	1.4	1.6	1.5	1.7
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.4	0.3	0.4	0.2	0.1	0.1
Casualty | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.3	0.3	0.4	0.4	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.2	0.1	0.1
Casualty | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.5	0.5	0.4	0.2	0.2
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.1	0.2	0.1
Casualty | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.4	0.4	0.4	0.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.4	0.3	0.2	0.1	0.1
Casualty | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.5	0.4	0.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.4	0.4	0.2	0.1
Casualty | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.6	0.8	0.5
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.4	0.4	0.2
Casualty | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.3	0.2
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.1
Casualty | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9.7
Total IBNR liabilities plus expected development on reported claims	9.5
Runoff & Other
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,837.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	1,794.6
All outstanding liabilities before 2008, net of reinsurance	461.9
Liabilities for loss and loss adjustment expenses, net of reinsurance	505.2
Runoff & Other | Accident Year, 2008
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	586.0	587.1	585.3	584.9	584.8	584.8	586.6	591.5	607.4	617.6
Total IBNR liabilities plus expected development on reported claims	5.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	576.6	571.7	567.6	563.2	558.7	551.6	543.6	497.1	452.1	$ 329.9
Runoff & Other | Accident Year, 2009
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	511.9	512.6	511.5	510.6	510.0	509.6	510.0	520.5	527.0
Total IBNR liabilities plus expected development on reported claims	8.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	499.0	496.5	495.1	492.1	488.3	483.8	480.3	402.5	$ 289.1
Runoff & Other | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	394.8	394.8	393.8	392.3	391.1	390.6	390.4	389.1
Total IBNR liabilities plus expected development on reported claims	4.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	387.4	385.5	383.6	380.0	376.8	372.7	370.4	$ 225.7
Runoff & Other | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	310.3	310.8	309.9	309.4	308.8	307.7	306.4
Total IBNR liabilities plus expected development on reported claims	6.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	303.1	301.6	299.5	297.8	296.1	293.8	$ 291.8
Runoff & Other | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	4.1	4.1	4.2	4.1	4.0	3.6
Total IBNR liabilities plus expected development on reported claims	1.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	2.4	2.4	2.2	1.8	1.3	$ 0.3
Runoff & Other | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.2	0.2	1.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.1	0.1	0.1	0.1	$ 0.7
Runoff & Other | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.4	0.3	0.2	$ 0.2
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.1
Runoff & Other | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	17.5	15.7	9.5
Total IBNR liabilities plus expected development on reported claims	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	15.3	10.0	$ 5.2
Runoff & Other | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	12.1	11.8
Total IBNR liabilities plus expected development on reported claims	0.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	10.1	$ 6.2
Runoff & Other | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.6
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	$ 0.4